UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon            Indianapolis, IN           January 26, 2012
      ------------------            ----------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          143
                                         -----------

Form 13F Information Table Value Total:  $   172,702
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
3M Co.                            COM       88579Y101        3,898       47,692  SH         Sole                  47,692
AT&T Inc.                         COM       00206R102        4,545      150,288  SH         Sole                 150,288
Abbott Laboratories               COM       002824100           30          540  SH         Sole                     540
Aflac Inc.                        COM       001055102        3,102       71,704  SH         Sole                  71,704
Alcoa Inc.                        COM       013817101            3          400  SH         Sole                     400
Allstate Corp.                    COM       020002101            8          306  SH         Sole                     306
American Express Co.              COM       025816109           19          400  SH         Sole                     400
American Tower Corp.              COM       029912201        2,171       36,170  SH         Sole                  36,170
Amgen Inc.                        COM       031162100        3,720       57,942  SH         Sole                  57,942
Anglo American PLC (ADR)          COM       03485P201           40        2,184  SH         Sole                   2,184
Anglogold Ashanti Ltd. (ADR)      COM       035128206           17          400  SH         Sole                     400
Apple Inc.                        COM       037833100           24           60  SH         Sole                      60
Atmel Corp.                       COM       049513104            5          600  SH         Sole                     600
Automatic Data Processing Inc.    COM       053015103           22          400  SH         Sole                     400
Bank of America                   COM       060505104            7        1,192  SH         Sole                   1,192
Bank of New York Mellon Corp.     COM       064058100            5          241  SH         Sole                     241
Baxter International Inc.         COM       071813109        1,857       37,524  SH         Sole                  37,524
Berkshire Hathaway Inc. Class     COM       084670702           57          742  SH         Sole                     742
Boeing Co.                        COM       097023105          643        8,766  SH         Sole                   8,766
Bristol-Myers Squibb Co.          COM       110122108        4,531      128,589  SH         Sole                 128,589
CBS Corp                          COM       124857202           31        1,129  SH         Sole                   1,129
CTI Group Hold                    COM       126431105            3       31,570  SH         Sole                  31,570
CVS Caremark Corp.                COM       126650100        5,366      131,590  SH         Sole                 131,590
Canadian Natural Resources Ltd    COM       136385101          284        7,600  SH         Sole                   7,600
Caterpillar Inc.                  COM       149123101          133        1,470  SH         Sole                   1,470
Cenovus Energy Inc.               COM       15135U109        1,634       49,229  SH         Sole                  49,229
Chevron Corp.                     COM       166764100          115        1,075  SH         Sole                   1,075
Chiquita Brands International     COM       170032809            0            7  SH         Sole                       7
Cisco Systems Inc.                COM       17275R102        3,093      171,061  SH         Sole                 171,061
Coach Inc.                        COM       189754104        6,507      106,610  SH         Sole                 106,610
Cognizant Tech Solutions          COM       192446102            3           50  SH         Sole                      50
Colgate-Palmolive Co.             COM       194162103        6,284       68,017  SH         Sole                  68,017
Comcast Corp.                     COM       20030n101          203        8,567  SH         Sole                   8,567
ConocoPhillips                    COM       20825C104        2,481       34,050  SH         Sole                  34,050
Corn Products Intl Inc            COM       219023108            5          100  SH         Sole                     100
Covidien PLC                      COM       G2554F105          294        6,534  SH         Sole                   6,534
Crane Co.                         COM       224399105           56        1,200  SH         Sole                   1,200
Cubic Corp.                       COM       229669106          225        5,160  SH         Sole                   5,160
Cummins Inc.                      COM       231021106          246        2,800  SH         Sole                   2,800
Danaher Corp.                     COM       235851102           16          340  SH         Sole                     340
Devon Energy Corp.                COM       25179M103            5           75  SH         Sole                      75
Dominion Resources                COM       25746U109            3           50  SH         Sole                      50
Dover Corp.                       COM       260003108            6          110  SH         Sole                     110
Duke Energy Corp.                 COM       26441C105            8          363  SH         Sole                     363
EMC Corp.                         COM       268648102        5,213      242,021  SH         Sole                 242,021
Edison International              COM       281020107           37          900  SH         Sole                     900
Electronic Arts                   COM       285512109            3          122  SH         Sole                     122
Eli Lilly & Co.                   COM       532457108          301        7,251  SH         Sole                   7,251
EnCana Corp.                      COM       292505104        1,092       58,942  SH         Sole                  58,942
Exelis Inc.                       COM       30162A108           20        2,164  SH         Sole                   2,164
Express Scripts Inc.              COM       302182100           11          250  SH         Sole                     250
Exxon Mobil Corp.                 COM       30231G102        3,548       41,857  SH         Sole                  41,857
Firstenergy Corp.                 COM       337932107           87        1,970  SH         Sole                   1,970
Fiserv Inc.                       COM       337738108           10          170  SH         Sole                     170
Freeport-McMoran Copper & Gold    COM       35671D857            4          110  SH         Sole                     110
General Dynamics Corp.            COM       369550108           33          500  SH         Sole                     500
General Electric Co.              COM       369604103           37        2,036  SH         Sole                   2,036
General Mills Inc.                COM       370334104          121        3,000  SH         Sole                   3,000
Goldman Sachs Group Inc.          COM       38141G104        1,642       18,162  SH         Sole                  18,162
Groupe Bruxelles Lambert          COM       012729626           60          900  SH         Sole                     900
Halliburton Co.                   COM       406216101           10          290  SH         Sole                     290
Hanesbrands Inc.                  COM       410345102          120        5,481  SH         Sole                   5,481
Hanover Insurance Group Inc.      COM       410867105           11          304  SH         Sole                     304
Harley-Davidson Inc.              COM       412822108            2           60  SH         Sole                      60
Health Net Inc.                   COM       42222G108            8          260  SH         Sole                     260
Home Depot Inc.                   COM       437076102        5,545      131,900  SH         Sole                 131,900
Honeywell International Inc.      COM       438516106        5,118       94,171  SH         Sole                  94,171
IDEX Corp.                        COM       45167R104           67        1,800  SH         Sole                   1,800
ITT Corp.                         COM       450911102           21        1,082  SH         Sole                   1,082
Illinois Tool Works Inc.          COM       452308109            9          200  SH         Sole                     200
Intel Corp.                       COM       458140100        3,542      146,073  SH         Sole                 146,073
International Business Machine    COM       459200101        7,345       39,943  SH         Sole                  39,943
Johnson & Johnson                 COM       478160104        3,905       59,542  SH         Sole                  59,542
Kellogg Co.                       COM       487836108          111        2,200  SH         Sole                   2,200
Kimberly-Clark Corp.              COM       494368103        5,247       71,328  SH         Sole                  71,328
Kohl's Corp.                      COM       500255104        3,545       71,840  SH         Sole                  71,840
Korea Electric Power Corp. (AD    COM       500631106           30        2,700  SH         Sole                   2,700
Legg Mason Inc.                   COM       524901105            1           60  SH         Sole                      60
Lincoln National Corp.            COM       534187109            1           70  SH         Sole                      70
Linear Technology Corp.           COM       535678106            9          300  SH         Sole                     300
Lowe's Companies Inc.             COM       548661107            4          170  SH         Sole                     170
Manpower Inc.                     COM       56418H100            4          105  SH         Sole                     105
Marathon Oil Corp.                COM       565849106           41        1,400  SH         Sole                   1,400
Marathon Petroleum Corp.          COM       56585A102           23          700  SH         Sole                     700
Martin Marietta Materials Inc.    COM       573284106           53          700  SH         Sole                     700
McCormick & Co. Inc.              COM       579780206          101        2,000  SH         Sole                   2,000
MeadWestvaco Corp.                COM       583334107          307       10,254  SH         Sole                  10,254
Medco Health Solutions Inc.       COM       58405U102           65        1,170  SH         Sole                   1,170
Medtronic Inc.                    COM       585055106        3,298       86,233  SH         Sole                  86,233
Merck & Co. Inc.                  COM       58933Y105          128        3,389  SH         Sole                   3,389
MetLife Inc.                      COM       59156R108        1,901       60,982  SH         Sole                  60,982
Micron Technology Inc.            COM       595112103            3          500  SH         Sole                     500
Microsoft Corp.                   COM       594918104        4,715      181,615  SH         Sole                 181,615
NV Energy Inc.                    COM       67073Y106           49        3,000  SH         Sole                   3,000
Nabors Industries Ltd.            COM       G6359F103            1           80  SH         Sole                      80
National Oilwell Varco Inc.       COM       637071101            8          120  SH         Sole                     120
News Corp.                        COM       65248E104          139        7,782  SH         Sole                   7,782
Nike Inc.                         COM       654106103          154        1,600  SH         Sole                   1,600
Norfolk Southern Corp.            COM       655844108            6           81  SH         Sole                      81
ONEOK Inc.                        COM       682680103           17          200  SH         Sole                     200
Oracle Corp.                      COM       68389X105        4,423      172,447  SH         Sole                 172,447
Pepsico Inc.                      COM       713448108        5,748       86,637  SH         Sole                  86,637
Pfizer Inc.                       COM       717081103           17          788  SH         Sole                     788
Plum Creek Timber Co. Inc.        COM       729251108           37        1,000  SH         Sole                   1,000
Praxair Inc.                      COM       74005P104        4,513       42,221  SH         Sole                  42,221
Procter & Gamble Co.              COM       742718109           13          200  SH         Sole                     200
QEP Resources Inc.                COM       74733V100        1,695       57,847  SH         Sole                  57,847
Qualcomm Inc.                     COM       747525103            2           30  SH         Sole                      30
Questar Corp.                     COM       748356102        1,670       84,077  SH         Sole                  84,077
Rayonier Inc.                     COM       754907103          118        2,654  SH         Sole                   2,654
Roche Holdings Ltd. (ADR)         COM       771195104        2,774       65,181  SH         Sole                  65,181
Ryder Systems Inc.                COM       783549108           39          729  SH         Sole                     729
SPDR S&P 500 (ETF)                COM       78462F103          865        6,892  SH         Sole                   6,892
Schlumberger Ltd.                 COM       806857108           82        1,200  SH         Sole                   1,200
Sherwin-Williams Co.              COM       824348106           58          650  SH         Sole                     650
Simon Debartolo Group             COM       828806109            3           20  SH         Sole                      20
St. Jude Medical Inc.             COM       790849103           40        1,165  SH         Sole                   1,165
TMX Group Inc.                    COM       87261x108           66        1,625  SH         Sole                   1,625
Teva Pharmaceutical Industries    COM       881624209        2,406       59,610  SH         Sole                  59,610
Texas Instruments Inc.            COM       882508104           14          490  SH         Sole                     490
Thermo Fisher Scientific Inc.     COM       883556102            5          115  SH         Sole                     115
Transocean Ltd.                   COM       H8817H100          116        3,009  SH         Sole                   3,009
Tyco International Ltd.           COM       h89128104          258        5,515  SH         Sole                   5,515
United Technologies Corp.         COM       913017109        5,006       68,494  SH         Sole                  68,494
VF Corp.                          COM       918204108        4,479       35,270  SH         Sole                  35,270
Valero Energy Corp.               COM       91913Y100            2          110  SH         Sole                     110
Varian Medical Systems Inc.       COM       92220P105           67        1,000  SH         Sole                   1,000
Vectren Corp.                     COM       92240G101           30        1,000  SH         Sole                   1,000
Verizon Communications Inc.       COM       92343V104            6          160  SH         Sole                     160
Wal-Mart Stores Inc.              COM       931142103           11          185  SH         Sole                     185
Walt Disney Co.                   COM       254687106        5,707      152,184  SH         Sole                 152,184
Waste Management Inc.             COM       94106L109            4          120  SH         Sole                     120
WellPoint Inc.                    COM       94973V107           53          800  SH         Sole                     800
Wells Fargo & Co.                 COM       949746101        1,390       50,421  SH         Sole                  50,421
Xylem Inc.                        COM       98419M100           56        2,164  SH         Sole                   2,164
Zimmer Holdings Inc.              COM       98956P102            4           75  SH         Sole                      75
SPDR Gold Trust                   ETF       78463v107       10,577       69,592  SH         Sole                  69,592
Vanguard Intl Equity Index Eur    ETF       922042874            2           40  SH         Sole                      40
iShares MSCI EAFE Index           ETF       464287465        7,699      155,453  SH         Sole                 155,453
iShares MSCI Emerging Markets     ETF       464287234          995       26,223  SH         Sole                  26,223
iShares Russell 1000 Growth In    ETF       464287614           12          200  SH         Sole                     200
iShares Russell 1000 Value Ind    ETF       464287598           10          150  SH         Sole                     150
iShares Russell 2000 Index Fun    ETF       464287655        2,042       27,687  SH         Sole                  27,687